Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Accrued Expenses and Other Current Liabilities[Abstract]
Schedule of Receipts in Advance, Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	March 31, 2023	June 30, 2022
	US$	US$
Accrued salaries and bonus	46,929	46,051
Other accrued expenses and other payables	584,402	621,874
Other tax payables	148,596	—
	779,927	667,925
Accrued expenses and other current liabilities consist of the following:
	June 30, 2022	June 30, 2021
	US$	US$
Accrued salaries and bonus	46,051	42,639
Other accrued expenses and other payables	621,874	728,287
Other tax payables	—	114,657
	667,925	885,583